Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Investor
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Monthly High Yield Bull 1.2X Fund
Account Value	$ 14,719	$ 13,271	$ 12,527	$ 14,645	$ 13,502	$ 13,592	$ 13,017	$ 12,786	$ 11,829
Investor
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Monthly NASDAQ-100® Bull 1.25X Fund
Account Value	$ 53,536	41,085	31,515	43,468	32,216	18,722	19,039	14,274	10,833
Investor
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Monthly NASDAQ-100® Bull 1.75X Fund
Account Value	$ 123,100	87,467	62,736	108,813	68,234	29,584	31,614	20,120	13,019	$ 10,770	$ 10,000
Investor
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Monthly S&P 500® Bull 1.75X Fund
Account Value	$ 57,332	40,641	33,836	45,596	27,770	20,420	20,986	15,446	11,851	9,762	10,000
Investor
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Monthly Small Cap Bull 1.75X Fund
Account Value	$ 21,033	17,214	17,305	27,543	13,577	14,048	20,670	13,796	10,874	9,666	10,000
Investor
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund
Account Value	$ 8,625	8,366	9,488	12,777	13,898	12,354	9,973	10,912	11,572	10,409	10,000
Investor
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
Account Value	$ 8,653	8,651	7,534	5,920	5,705	6,639	8,336	7,731	7,635	9,004	10,000
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Hilton Tactical Income Fund Institutional Class
Account Value	$ 15,697	13,724	13,538	14,578	12,440	12,859	12,027	11,164	10,493	9,575	10,000
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Hilton Tactical Income Fund Investor Class
Account Value	$ 15,307	13,413	13,264	14,326	12,251	12,694	11,906	11,078	10,437	9,547	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 34,156	26,866	23,171	26,102	19,900	16,320	15,857	13,251	11,400
Solactive High Yeld Beta Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive High Yeld Beta Index
Account Value	$ 16,282	14,570	13,542	15,067	13,831	13,601	12,853	12,513	11,573
NASDAQ-100® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ-100® Index
Account Value	$ 47,327	37,177	29,172	36,755	28,361	17,837	17,557	13,596	10,705
NASDAQ-100® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ-100® Index
Account Value	$ 52,963	41,604	32,646	41,132	31,738	19,962	19,648	15,215	11,980	10,595	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,882	26,650	22,986	25,893	19,740	16,189	15,730	13,145	11,309	10,048	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,882	26,650	22,986	25,893	19,740	16,189	15,730	13,145	11,309	10,048	10,000
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 21,655	18,278	17,466	21,270	14,461	13,640	15,659	12,483	10,862	10,003	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,765	10,965	11,098	12,542	12,553	11,789	10,701	10,814	10,761	10,156	10,000
Bloomberg Intermediate Government/Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate Government/Credit Index
Account Value	$ 11,956	11,162	11,101	12,093	12,073	11,395	10,539	10,647	10,561	10,147	10,000
ICE US Treasury 7-10 Year Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE US Treasury 7-10 Year Bond Index
Account Value	$ 11,352	10,700	11,122	12,706	13,074	12,041	10,588	10,921	11,090	10,355	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,765	10,965	11,098	12,542	12,553	11,789	10,701	10,814	10,761	10,156	10,000
Bloomberg Intermediate Government/Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate Government/Credit Index
Account Value	$ 11,956	11,162	11,101	12,093	12,073	11,395	10,539	10,647	10,561	10,147	10,000
ICE US Treasury 7-10 Year Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE US Treasury 7-10 Year Bond Index
Account Value	$ 11,352	10,700	11,122	12,706	13,074	12,041	10,588	10,921	11,090	10,355	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,882	26,650	22,986	25,893	19,740	16,189	15,730	13,145	11,309	10,048	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,765	10,965	11,098	12,542	12,553	11,789	10,701	10,814	10,761	10,156	10,000
Bloomberg Intermediate Government/Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate Government/Credit Index
Account Value	$ 11,956	11,162	11,101	12,093	12,073	11,395	10,539	10,647	10,561	10,147	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,882	26,650	22,986	25,893	19,740	16,189	15,730	13,145	11,309	10,048	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,765	10,965	11,098	12,542	12,553	11,789	10,701	10,814	10,761	10,156	10,000
Bloomberg Intermediate Government/Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate Government/Credit Index
Account Value	$ 11,956	$ 11,162	$ 11,101	$ 12,093	$ 12,073	$ 11,395	$ 10,539	$ 10,647	$ 10,561	$ 10,147	$ 10,000